Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Equipment, Net [Abstract]
Schedule of Equipment, Net

Equipment, net consisted of the following as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Furniture and fixtures	$5,325	$4,343
Office equipment	2,238	1,156
Vehicles	88,028	88,028
Total	95,591	93,527
Less: accumulated depreciation	(24,820)	(6,058)
Equipment, net	$70,771	$87,469